CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	33,333,334	33,333,334
Common stock, shares issued	25,100,000	21,000,000
Common stock, shares outstanding	25,100,000	21,000,000